Litigation, regulatory and similar matters (Detail 2) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Balance		$ 2,583	$ 2,448	$ 2,534
Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance	[1]	800	861
Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance	[1]	100	115
Asset Management
Disclosure Of Other Provisions [Line Items]
Balance	[1]	1	0
Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance	[1]	282	227
Group Functions
Disclosure Of Other Provisions [Line Items]
Balance	[1]	936	932
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[1],[2]	$ 2,119	2,072	2,135
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance	[1]		810	861
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance	[1]		109	115
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance	[1]		1	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance	[1]		217	227
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance	[1]		$ 935	$ 932

[1]	Provisions, if any, for matters described in this Note are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank and Group Functions.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks